Goodwill - Additional Information (Detail)	Mar. 30, 2018
AB inBev [member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of merger proposed	50.00%
Anadolu Efes [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of merger proposed	50.00%